SECURED BORROWINGS	12 Months Ended
Dec. 31, 2023
SECURED BORROWINGS
SECURED BORROWINGS

9.   SECURED BORROWINGS

In 2021, 2022 and 2023, Yichuang Financial Leasing entered into several financing arrangements, with a principal amount of RMB541.6 million, nil and nil, respectively. According to the arrangements, Yichuang Financial Leasing transferred its creditor’s right or beneficial interests of certain financing receivables totaling RMB550.0 million, nil and nil with remaining lease terms ranging from 1 to 3 years originating from its finance leasing services business to external creditors. As the transfer of creditor’s right or beneficial interests of financing receivables does not constitute a true sale for transfer of assets under PRC law, the proceeds from the external creditors were considered as secured borrowings. The Group’s secured borrowings have maturities ranging from 1 to 3 years. In 2021, 2022 and 2023, the interest rate related to the secured borrowing is ranging from 7% to 11%, and the interest expenses were RMB109.8 million, RMB109.2 million and RMB39.0 million, respectively.

As of December 31, 2023, the principal balance of secured borrowing is nil, among which nil secured borrowings is included in “Amounts due to related parties”.

Net secured borrowings amounted to RMB767.9 million and nil as of December 31, 2022 and 2023, respectively.